UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-06303

        Nuveen Quality Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:          07/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Quality Income Municipal Fund, Inc. (NQU)
	July 31, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Alabama - 3.2% (2.1% of Total Investments)
$3,500	Bessemer Governmental Utility Services Corporation, Alabama, Water Supply Revenue Bonds, Series	6/08 at 102.00	AAA	$3,729,215
	1998, 5.200%, 6/01/24 - MBIA Insured
	Jefferson County, Alabama, Sewer Revenue Capitol Improvement Warrants, Series 2001A:
7,475	5.500%, 2/01/31 (Pre-refunded to 2/01/11) - FGIC Insured	2/11 at 101.00	AAA	8,314,443
6,340	5.500%, 2/01/31 (Pre-refunded to 2/01/11) - FGIC Insured	2/11 at 101.00	AAA	7,001,579
6,970	5.500%, 2/01/31 (Pre-refunded to 2/01/11) - FGIC Insured	2/11 at 101.00	AAA	7,752,731

	Alaska - 1.5% (1.0% of Total Investments)
6,360	Alaska Housing Finance Corporation, Governmental Purpose Bonds, Series 1995A, 5.875%, 12/01/30 -	12/05 at 102.00	AAA	6,539,479
	MBIA Insured
6,110	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A, 5.000%,	12/14 at 100.00	AAA	6,414,156
	12/01/27 - FGIC Insured

	Arizona - 1.8% (1.2% of Total Investments)
5,350	Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project,	7/13 at 100.00	Aaa	5,630,179
	Series 2003A, 5.000%, 7/01/28 - MBIA Insured
1,000	Mesa, Arizona, Utility System Revenue Refunding Bonds, Series 2002, 5.250%, 7/01/17 - FGIC Insured	No Opt. Call	AAA	1,128,220
8,010	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue	1/12 at 101.00	AA	8,492,683
	Refunding Bonds, Series 2002A, 5.125%, 1/01/27

	Arkansas - 0.5% (0.3% of Total Investments)
4,000	University of Arkansas, Fayetteville, Revenue Bonds, Medical Sciences Campus, Series 2004B,	11/14 at 100.00	Aaa	4,225,760
	5.000%, 11/01/34 - MBIA Insured

	California - 6.3% (4.2% of Total Investments)
6,000	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist Health	3/13 at 100.00	A	6,081,000
	System/West, Series 2003A, 5.000%, 3/01/33
3,450	California Infrastructure Economic Development Bank, Revenue Bonds, J. David Gladstone Institutes,	10/11 at 101.00	A-	3,559,710
	Series 2001, 5.250%, 10/01/34
5,000	California, General Obligation Veterans Welfare Bonds, Series 1997BH, 5.600%, 12/01/32	12/05 at 100.00	AA-	5,043,300
	(Alternative Minimum Tax)
10,000	California, Various Purpose General Obligation Bonds, Series 1999, 4.750%, 4/01/29 - MBIA Insured	4/09 at 101.00	AAA	10,126,800
14,600	California, General Obligation Bonds, Series 2003, 5.250%, 2/01/28	8/13 at 100.00	A	15,539,218
1,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.750%,	5/12 at 101.00	A2	1,111,230
	5/01/17
1,360	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health	7/15 at 100.00	BBB+	1,430,842
	System, Series 2005A, 5.250%, 7/01/30
8,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A,	1/10 at 100.00	AAA	8,855,470
	5.000%, 1/01/35 - MBIA Insured
1,500	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project,	8/10 at 101.00	AAA	1,550,955
	Series 2002, 5.000%, 8/01/32 - MBIA Insured

	Colorado - 5.5% (3.6% of Total Investments)

5,240	Adams 12 Five Star Schools, Adams County, Colorado, General Obligation Bonds, Series 2005, 5.000%,	12/15 at 100.00	AAA	$5,609,944
	12/15/24 - FSA Insured

10,000	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2000A, 5.625%,	11/10 at 100.00	AAA	10,795,000
	11/15/23 (Alternative Minimum Tax)- AMBAC Insured

12,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997A, 4.750%, 9/01/23 -	9/07 at 101.00	AAA	12,228,000
	MBIA Insured

14,400	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/17	9/10 at 65.63	AAA	7,879,968
	(Pre-refunded to 9/01/10) - MBIA Insured

8,740	Larimer County School District R1, Poudre, Colorado, General Obligation Bonds, Series 2000,	12/10 at 100.00	AAA	9,531,931
	5.125%, 12/15/19 (Pre-refunded to 12/15/10) - FGIC Insured

	Connecticut - 0.6% (0.4% of Total Investments)

4,395	Bridgeport, Connecticut, General Obligation Bonds, Series 2001C, 5.375%, 8/15/17 (Pre-refunded to	8/11 at 100.00	AAA	4,822,809
	8/15/11) - FGIC Insured

	District of Columbia - 0.6% (0.4% of Total Investments)

5,000	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax Revenue	10/08 at 101.00	AAA	5,329,200
	Bonds, Series 1998, 5.250%, 10/01/17 - AMBAC Insured

	Florida - 1.9% (1.3% of Total Investments)

2,250	Dade County, Florida, Water and Sewerage System Revenue Bonds, Series 1997, 5.375%, 10/01/16 -	10/07 at 102.00	AAA	2,402,753
	FGIC Insured

5,300	Escambia County Health Facilities Authority, Florida, Revenue Bonds, Ascension Health Credit Group,	No Opt. Call	AA	5,826,979
	Series 2003A, 5.250%, 11/15/14

2,500	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds,	6/06 at 101.00	AAA	2,577,625
	Series 1996A, 5.250%, 6/01/22 (Pre-refunded to 6/01/06)

5,000	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health	11/10 at 101.00	A	5,497,100
	System/Sunbelt Obligated Group, Series 2000, 6.500%, 11/15/30

	Hawaii - 1.3% (0.9% of Total Investments)

10,000	Hawaii Department of Transportation, Airport System Revenue Refunding Bonds, Series 2000B, 5.750%,	7/10 at 101.00	AAA	11,021,700
	7/01/21 - FGIC Insured

	Illinois - 14.1% (9.3% of Total Investments)

32,670	Chicago, Illinois, General Obligation Bonds, City Colleges of Chicago Capital Improvement Project,	No Opt. Call	AAA	9,305,396
	Series 1999, 0.000%, 1/01/32 - FGIC Insured

5,045	Chicago, Illinois, General Obligation Refunding Bonds, Series 2000D, 5.750%, 1/01/30 - FGIC	1/10 at 101.00	AAA	5,538,552
	Insured

	Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21 Program, Series 2000A:
680	6.000%, 1/01/28 (Pre-refunded to 7/01/10) - FGIC Insured	7/10 at 101.00	AAA	768,386
4,320	6.000%, 1/01/28 - FGIC Insured	7/10 at 101.00	AAA	4,830,322

	Chicago, Illinois, General Obligation Refunding Bonds, Series 2002A:
70	5.000%, 1/01/18 (Pre-refunded to 7/01/12) - AMBAC Insured	7/12 at 100.00	AAA	76,246
6,380	5.000%, 1/01/18 - AMBAC Insured	7/12 at 100.00	AAA	6,790,808

	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Revenues,
	Series 2001C:
1,000	5.500%, 12/01/18 (Pre-refunded to 12/01/11) - FSA Insured	12/11 at 100.00	AAA	1,115,290
3,690	5.000%, 12/01/19 (Pre-refunded to 12/01/11) - FSA Insured	12/11 at 100.00	AAA	4,011,251
3,000	5.000%, 12/01/20 (Pre-refunded to 12/01/11) - FSA Insured	12/11 at 100.00	AAA	3,261,180
2,000	5.000%, 12/01/21 (Pre-refunded to 12/01/11) - FSA Insured	12/11 at 100.00	AAA	2,174,120

	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1998B-1:
9,400	0.000%, 12/01/14 - FGIC Insured	No Opt. Call	AAA	6,389,368
4,400	0.000%, 12/01/15 - FGIC Insured	No Opt. Call	AAA	2,842,796

12,750	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1998A, 5.125%, 1/01/35 (Alternative	1/09 at 101.00	AAA	13,093,995
	Minimum Tax) - MBIA Insured

	Chicago, Illinois, Second Lien Wastewater Transmission Revenue Bonds, Series 2000:
8,000	5.750%, 1/01/25 (Pre-refunded to 1/01/10) - MBIA Insured	1/10 at 101.00	AAA	8,885,040
7,750	6.000%, 1/01/30 (Pre-refunded to 1/01/10) - MBIA Insured	1/10 at 101.00	AAA	8,686,587

5,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2004A, 5.500%,	8/14 at 100.00	AA+	5,392,300
	8/15/43

1,050	Illinois Finance Authority, General Obligation Debt Certificates, Local Government Program -	12/14 at 100.00	Aaa	1,121,390
	Kankakee County, Series 2005B, 5.000%, 12/01/20 - AMBAC Insured

10,000	Illinois Health Facilities Authority, Revenue Bonds, Iowa Health System, Series 2000, 5.875%,	2/10 at 101.00	AAA	11,066,700
	2/15/30 - AMBAC Insured

2,470	Illinois Housing Development Authority, Section 8 Elderly Housing Revenue Bonds, Garden House of	9/05 at 100.00	A	2,473,038
	Maywood Development, Series 1992, 7.000%, 9/01/18

	Illinois Educational Facilities Authority, Student Housing Revenue Bonds, Educational Advancement
	Foundation Fund, University Center Project, Series 2002:
3,000	6.625%, 5/01/17	5/12 at 101.00	Baa2	3,365,940
1,800	6.000%, 5/01/22	5/12 at 101.00	Baa2	1,935,738

5,000	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2000, 5.450%, 12/01/21 - MBIA	12/10 at 100.00	AAA	5,436,300
	Insured

3,165	Joliet Regional Port District, Illinois, Airport Facilities Revenue Bonds, Lewis University	7/07 at 103.00	N/R	3,322,902
	Airport, Series 1997A, 7.250%, 7/01/18 (Alternative Minimum Tax)

4,500	Kane, McHenry, Cook and DeKalb Counties Community Unit School District 300, Carpentersville,	12/11 at 100.00	AAA	4,968,450
	Illinois, General Obligation Bonds, Series 2000, 5.500%, 12/01/18 - MBIA Insured

2,270	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/12 at 101.00	AAA	2,372,808
	Project, Series 2002A, 5.000%, 12/15/28 - MBIA Insured

	Indiana - 2.3% (1.5% of Total Investments)

3,240	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Marion General Hospital,	7/12 at 100.00	AAA	3,549,355
	Series 2002, 5.625%, 7/01/19 - AMBAC Insured

2,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Deaconess Hospital Inc.,	3/14 at 100.00	AAA	2,154,160
	Series 2004A, 5.375%, 3/01/34 - AMBAC Insured

2,400	Indiana Health Facility Financing Authority, Revenue Bonds, Community Hospitals of Indiana, Series	5/15 at 100.00	AAA	2,518,896
	2005A, 5.000%, 5/01/35 - AMBAC Insured

5,125	Petersburg, Indiana, Pollution Control Revenue Refunding Bonds, Indianapolis Power and Light	No Opt. Call	A	5,240,005
	Company, Series 1995A, 6.625%, 12/01/24 - ACA Insured

5,980	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Memorial Health System, Series 1998A,	2/08 at 101.00	AAA	6,002,963
	4.625%, 8/15/28 - MBIA Insured

	Iowa - 1.1% (0.7% of Total Investments)

8,585	Iowa Finance Authority, Hospital Facilities Revenue Bonds, Iowa Health System, Series 1998A,	7/08 at 102.00	AAA	9,240,121
	5.125%, 1/01/28 (Pre-refunded to 7/01/08) - MBIA Insured

	Kansas - 0.8% (0.5% of Total Investments)

4,585	Johnson County Unified School District 232, Kansas, General Obligation Bonds, Series 2000, 4.750%,	9/10 at 100.00	Aaa	4,783,622
	9/01/19 - FSA Insured

1,750	Wamego, Kansas, Pollution Control Revenue Bonds, Kansas Gas and Electric Company, Series 2004,	6/14 at 100.00	AAA	1,896,055
	5.300%, 6/01/31 - MBIA Insured

	Kentucky - 0.3% (0.2% of Total Investments)

2,500	Kentucky State Property and Buildings Commission, Revenue Refunding Bonds, Project 74, Series 2002,	2/12 at 100.00	AAA	2,769,375
	5.375%, 2/01/18 (Pre-refunded to 2/01/12) - FSA Insured
	Louisiana - 2.1% (1.4% of Total Investments)

10,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady	No Opt. Call	AAA	11,815,400
	Health System, Series 1998A, 5.750%, 7/01/25 - FSA Insured

5,500	Louisiana Public Facilities Authority, Revenue Bonds, Tulane University, Series 2002A, 5.000%,	7/12 at 100.00	AAA	5,719,835
	7/01/32 - AMBAC Insured

	Massachusetts - 8.6% (5.7% of Total Investments)

7,405	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Institute	No Opt. Call	AAA	8,941,389
	of Technology, Series 2002K, 5.500%, 7/01/32

4,365	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health System,	10/15 at 100.00	AAA	4,643,967
	Series 2005F, 5.000%, 10/01/19 - AGC Insured

6,000	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden Haverhill	12/08 at 102.00	BBB	6,166,140
	Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)

13,500	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series 1997A,	1/07 at 102.00	AAA	13,859,505
	5.000%, 1/01/37 - MBIA Insured

13,500	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Subordinate Series	1/09 at 101.00	AAA	13,857,345
	1999A, 5.000%, 1/01/39 - AMBAC Insured

	Massachusetts Water Pollution Abatement Trust, Revenue Bonds, MWRA Loan Program, Subordinate Series
	1999A:
1,375	5.750%, 8/01/29 (Pre-refunded to 8/01/09)	8/09 at 101.00	AAA	1,514,563
5,570	5.750%, 8/01/29	8/09 at 101.00	AAA	6,094,026

10,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2000A, 5.750%, 8/01/39	8/10 at 101.00	AAA	11,163,600
	(Pre-refunded to 8/01/10) - FGIC Insured

5,730	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series 2000-2,	11/10 at 100.00	AAA	6,271,141
	5.250%, 11/01/20 (Pre-refunded to 11/01/10) - AMBAC Insured

	Michigan - 2.2% (1.4% of Total Investments)

5,000	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	AAA	5,273,900
	7/01/35 - MBIA Insured

1,000	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2001A, 5.750%, 7/01/28	7/11 at 101.00	AAA	1,131,240
	(Pre-refunded to 7/01/11) - FGIC Insured

3,790	Michigan Municipal Bond Authority, General Obligation Bonds, Detroit City School District, Series	6/15 at 100.00	AAA	4,030,513
	2005, 5.000%, 6/01/20 - FSA Insured

7,425	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Series	11/09 at 101.00	A1	7,932,796
	1999A, 6.000%, 11/15/24

	Minnesota - 1.6% (1.1% of Total Investments)

	Chaska, Minnesota, Electric Revenue Bonds, Generating Facility Project, Series 2000A:
1,930	6.000%, 10/01/20 (Pre-refunded to 10/01/10)	10/10 at 100.00	A3***	2,173,373
2,685	6.000%, 10/01/25 (Pre-refunded to 10/01/10)	10/10 at 100.00	A3***	3,023,579

3,655	Dakota and Washington Counties Housing and Redevelopment Authority, Minnesota, GNMA Mortgage-Backed	No Opt. Call	AAA	5,314,772
	Securities Program Single Family Residential Mortgage Revenue Bonds, Series 1988, 8.450%, 9/01/19
	(Alternative Minimum Tax)

3,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Series	1/08 at 101.00	AAA	3,075,120
	1998A, 5.000%, 1/01/30 - AMBAC Insured

	Mississippi - 0.5% (0.4% of Total Investments)

2,500	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Forrest County General	1/11 at 101.00	Aaa	2,678,525
	Hospital, Series 2000, 5.500%, 1/01/27 - FSA Insured

1,875	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	N/R	1,933,631
	Healthcare, Series 2004B-1, 5.000%, 9/01/24

	Missouri - 0.8% (0.5% of Total Investments)
2,400	Missouri-Illinois Metropolitan District Bi-State Development Agency, Mass Transit Sales Tax	10/13 at 100.00	AAA	2,554,224
	Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.000%, 10/01/23 -
	FSA Insured
15,350	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park	No Opt. Call	AAA	4,334,687
	Projects, Series 2000A, 0.000%, 6/01/30 - AMBAC Insured

	Nebraska - 0.3% (0.2% of Total Investments)
1,395	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 1995A, 6.800%,	9/05 at 101.50	AAA	1,399,046
	3/01/35 (Alternative Minimum Tax)
1,425	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 1995B, 6.450%,	9/05 at 101.50	AAA	1,447,772
	3/01/35 (Alternative Minimum Tax)

	Nevada - 7.4% (4.8% of Total Investments)
	Clark County School District, Nevada, General Obligation Bonds, Series 2002C:
34,470	5.000%, 6/15/20 - MBIA Insured	6/12 at 100.00	AAA	36,790,176
12,150	5.000%, 6/15/21 - MBIA Insured	6/12 at 100.00	AAA	12,919,581
10,380	5.000%, 6/15/22 - MBIA Insured	6/12 at 100.00	AAA	11,001,451
1,275	Nevada, General Obligation Refunding Bonds, Municipal Bond Bank Projects 65 and R-6, Series 1998,	5/08 at 100.00	AAA	1,323,017
	5.000%, 5/15/22 - MBIA Insured

	New Jersey - 2.3% (1.6% of Total Investments)
2,580	Camden County Pollution Control Financing Authority, New Jersey, Solid Waste Disposal and Resource	12/05 at 100.00	Baa3	2,593,545
	Recovery System Revenue Bonds, Series 1991D, 7.250%, 12/01/10
1,000	New Jersey Building Authority, State Building Revenue Bonds, Series 2002A, 5.000%, 12/15/21	12/12 at 100.00	AAA	1,096,000
	(Pre-refunded to 12/15/12) - FSA Insured
2,150	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Trinitas Hospital Obligated	7/10 at 101.00	BBB-	2,423,244
	Group, Series 2000, 7.500%, 7/01/30
3,200	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C, 5.500%,	6/13 at 100.00	AAA	3,625,184
	6/15/22 (Pre-refunded to 6/15/13)
2,025	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2001B, 6.000%,	12/11 at 100.00	AAA	2,323,141
	12/15/19 (Pre-refunded to 12/15/11) - MBIA Insured
2,720	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series	6/12 at 100.00	BBB	2,871,368
	2002, 5.750%, 6/01/32
4,125	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series	6/13 at 100.00	BBB	4,875,173
	2003, 6.750%, 6/01/39

	New Mexico - 0.8% (0.5% of Total Investments)
5,925	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare	8/11 at 101.00	AA-	6,348,578
	Services, Series 2001A, 5.500%, 8/01/21

	New York - 20.1% (13.2% of Total Investments)
25,000	Erie County Tobacco Asset Securitization Corporation, New York, Senior Tobacco Settlement	7/10 at 101.00	BBB***	26,490,750
	Asset-Backed Bonds, Series 2000, 6.125%, 7/15/30 (Pre-refunded to 7/15/10)
1,130	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	A-	1,222,321
	5.375%, 9/01/25
15,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2000A, 6.000%,	4/10 at 100.00	AAA	16,846,500
	4/01/30 (Pre-refunded to 4/01/10) - FGIC Insured
12,500	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds,	7/09 at 101.00	BBB-	13,277,500
	Series 1999A, 6.400%, 7/15/33
	New York City, New York, General Obligation Bonds, Fiscal Series 2002G:
950	5.000%, 8/01/17	8/12 at 100.00	A+	999,533
10,545	5.750%, 8/01/18	8/12 at 100.00	A+	11,741,014
5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2003A, 5.750%, 8/01/16	8/12 at 100.00	A+	5,567,100

	New York City, New York, General Obligation Bonds, Fiscal Series 1997H:
905	6.125%, 8/01/25 (Pre-refunded to 8/01/07)	8/07 at 101.00	A+***	971,445
5,095	6.125%, 8/01/25	8/07 at 101.00	A+	5,431,627

	New York City, New York, General Obligation Bonds, Fiscal Series 1997M:
7,200	5.500%, 6/01/17 (Pre-refunded to 6/01/07) - AMBAC Insured	6/07 at 101.00	AAA	7,613,136
7,600	5.500%, 6/01/17 - AMBAC Insured	6/07 at 101.00	AAA	8,015,568

	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series
	2000B:
8,035	5.750%, 11/15/19 (Pre-refunded to 5/15/10)	5/10 at 101.00	AAA	9,019,368
2,065	5.750%, 11/15/19 (Pre-refunded to 5/15/10)	5/10 at 101.00	AAA	2,317,983

2,250	Dormitory Authority of the State of New York, Insured Revenue Bonds, Mount Sinai School of	No Opt. Call	AAA	2,497,388
	Medicine, Series 1994A, 5.150%, 7/01/24 - MBIA Insured

2,500	Dormitory Authority of the State of New York, Insured Revenue Bonds, Fordham University, Series	7/08 at 101.00	AAA	2,629,400
	1998, 5.000%, 7/01/28 - MBIA Insured

	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services
	Facilities, Series 1997A:
4,825	5.750%, 2/15/27 (Pre-refunded to 2/15/07)	2/07 at 102.00	AA-***	5,129,554
115	5.750%, 2/15/27 (Pre-refunded to 2/15/07)	2/07 at 102.00	AA-***	122,259
60	5.750%, 2/15/28	2/07 at 102.00	AA-	63,406

	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services
	Facilities, Series 2000B:
8,830	6.000%, 2/15/30 (Pre-refunded to 2/15/10) - MBIA Insured	2/10 at 100.00	AAA	9,867,790
165	6.000%, 2/15/30 - MBIA Insured	2/10 at 100.00	AAA	182,190
1,005	6.000%, 2/15/30 (Pre-refunded to 2/15/10) - MBIA Insured	2/10 at 100.00	AAA	1,125,831

1,900	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated	7/10 at 101.00	Ba1	2,018,161
	Group, Series 2000A, 6.500%, 7/01/25

	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving
	Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects, Second Resolution
	Bonds, Series 2001C:
6,035	5.000%, 6/15/20	6/11 at 100.00	AAA	6,432,646
6,575	5.000%, 6/15/22	6/11 at 100.00	AAA	7,007,898

3,090	New York State Medical Care Facilities Finance Agency, FHA-Insured Mortgage Revenue Bonds,
	St. Charles Hospital, Series 1995F: 6.200%, 8/15/15 (Pre-refunded to 8/15/05)	8/05 at 102.00	AA***	3,156,821

2,895	Penfield-Crown Oak Housing Development Corporation, New York, FHA-Insured Section 8 Assisted	8/05 at 100.00	AAA	2,944,476
	Multifamily Mortgage Revenue Refunding Bonds, Crown Oak Estates, Series 1991A, 7.350%, 8/01/23

13,620	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Twenty-Eighth	11/12 at 101.00	AAA	14,601,185
	Series 2002, 5.000%, 11/01/20 - FSA Insured

2,250	United Nations Development Corporation, New York, Senior Lien Revenue Bonds, Series 2004A, 5.250%,	1/08 at 100.00	A3	2,331,878
	7/01/21

	North Carolina - 2.5% (1.7% of Total Investments)

7,500	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%,	1/13 at 100.00	AAA	8,166,975
	1/01/19 - MBIA Insured

13,070	North Carolina Medical Care Commission, Hospital Revenue Bonds, Pitt County Memorial Hospital,	12/08 at 101.00	AAA	13,253,764
	Series 1998A, 4.750%, 12/01/28 - MBIA Insured

	Ohio - 2.3% (1.5% of Total Investments)

	Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, Series 2002:
2,165	5.250%, 6/01/19 - FSA Insured	12/12 at 100.00	AAA	2,378,101
2,600	5.250%, 6/01/21 - FSA Insured	12/12 at 100.00	AAA	2,835,872
2,000	5.000%, 12/01/22 - FSA Insured	12/12 at 100.00	AAA	2,121,960

11,550	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/08 at 102.00	N/R	11,679,129
	1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)

	Oklahoma - 6.5% (4.3% of Total Investments)
17,510	Pottawatomie County Home Finance Authority, Oklahoma, Single Family Mortgage Revenue Bonds, Series	No Opt. Call	AAA	21,596,134
	1991A, 8.625%, 7/01/10
11,750	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series	6/09 at 100.00	B-	11,448,260
	2000B, 6.000%, 6/01/35 (Alternative Minimum Tax) (Mandatory put 12/01/08)
23,005	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series	12/08 at 100.00	B-	22,204,196
	2001B, 5.650%, 12/01/35 (Alternative Minimum Tax) (Mandatory put 12/01/08)

	Oregon - 0.4% (0.3% of Total Investments)
3,000	Deschutes County School District 1, Bend-La Pine, Oregon, General Obligation Bonds, Series 2001A,	6/11 at 100.00	Aaa	3,324,360
	5.500%, 6/15/18 (Pre-refunded to 6/15/11) - FSA Insured

	Pennsylvania - 4.8% (3.1% of Total Investments)
5,505	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding	No Opt. Call	BBB-	5,978,705
	Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative Minimum Tax)
2,470	Falls Township Hospital Authority, Pennsylvania, FHA-Insured Revenue Refunding Bonds, Delaware	8/05 at 100.00	AAA	2,527,502
	Valley Medical Center, Series 1992, 7.000%, 8/01/22
7,000	Pennsylvania, General Obligation Bonds, Second Series 2001, 5.000%, 9/15/15 (Pre-refunded to	9/11 at 101.00	AA***	7,658,490
	9/15/11)
2,600	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2004A, 5.500%, 12/01/31 - AMBAC	12/14 at 100.00	AAA	2,902,354
	Insured
7,800	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fourth Series 1998,	8/13 at 100.00	AAA	8,153,028
	5.000%, 8/01/32 - FSA Insured
	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002B:
6,000	5.625%, 8/01/19 (Pre-refunded to 8/01/12) - FGIC Insured	8/12 at 100.00	AAA	6,774,960
5,500	5.625%, 8/01/20 (Pre-refunded to 8/01/12) - FGIC Insured	8/12 at 100.00	AAA	6,210,380

	Puerto Rico - 1.5% (1.0% of Total Investments)
4,065	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series	5/12 at 100.00	BBB	4,202,397
	2002, 5.375%, 5/15/33
1,500	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/29	No Opt. Call	BBB	1,721,925
1,500	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding Bonds,	7/12 at 100.00	BBB	1,581,630
	Series 2002D, 5.125%, 7/01/20
5,000	Puerto Rico Municipal Finance Agency, Series 2002A, 5.000%, 8/01/27 - FSA Insured	8/12 at 100.00	AAA	5,273,150

	South Carolina - 8.8% (5.8% of Total Investments)
24,725	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2002,	12/12 at 101.00	AA-	26,917,613
	5.500%, 12/01/22
	Horry County School District, South Carolina, General Obligation Bonds, Series 2001A:
5,840	5.000%, 3/01/20	3/12 at 100.00	Aa1	6,223,863
5,140	5.000%, 3/01/21	3/12 at 100.00	Aa1	5,461,250
	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds, Series
	2004A:
5,240	5.250%, 8/15/20 - MBIA Insured	8/14 at 100.00	AAA	5,687,339
3,000	5.250%, 2/15/24 - MBIA Insured	8/14 at 100.00	AAA	3,237,300
13,615	South Carolina Transportation Infrastructure Bank, Junior Lien Revenue Bonds, Series 2001B,	10/11 at 100.00	Aaa	14,598,548
	5.125%, 10/01/21 - AMBAC Insured
11,000	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-Backed	5/11 at 101.00	BBB	11,831,490
	Bonds, Series 2001B, 6.375%, 5/15/28

	Tennessee - 2.0% (1.3% of Total Investments)
3,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds,	4/12 at 101.00	Baa3	3,192,900
	Baptist Health System of East Tennessee Inc., Series 2002, 6.375%, 4/15/22
7,415	Memphis, Tennessee, General Improvement Bonds, Series 2002, 5.000%, 11/01/20	11/10 at 101.00	AA	7,920,925
5,380	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2000-2B, 6.350%, 1/01/31	7/10 at 100.00	AA	5,472,159
	(Alternative Minimum Tax)

	Texas - 18.1% (12.0% of Total Investments)
1,000	Alamo Community College District, Bexar County, Texas, Combined Fee Revenue Refunding Bonds, Series	11/11 at 100.00	AAA	1,096,520
	2001, 5.375%, 11/01/16 - FSA Insured
6,500	Bell County Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds,	11/08 at 101.00	A-	6,674,460
	Buckner Retirement Services Inc. Obligated Group, Series 1998, 5.250%, 11/15/19
11,255	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company,	No Opt. Call	Baa2	12,034,071
	Series 2001C, 5.750%, 5/01/36 (Alternative Minimum Tax) (Mandatory put 11/01/11) (a)
5,500	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue Bonds,	1/15 at 100.00	AAA	5,677,100
	Series 2005, 5.000%, 1/01/45 - FGIC Insured
5,000	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds,	11/11 at 100.00	AAA	5,455,500
	Series 2001A, 5.625%, 11/01/21 (Alternative Minimum Tax) - FGIC Insured
8,235	Grand Prairie Housing Finance Corporation, Texas, GNMA Multifamily Housing Revenue Bonds, Landings	9/10 at 105.00	AAA	9,075,711
	of Carrier Project, Series 2000A, 6.875%, 9/20/42
2,700	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Bonds, Series 2001G, 5.250%,	11/11 at 100.00	AAA	2,846,043
	11/15/30 - MBIA Insured
2,500	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds, TECO	11/13 at 100.00	AAA	2,606,675
	Project, Series 2003, 5.000%, 11/15/30 - MBIA Insured
22,500	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2000B,	12/10 at 100.00	AAA	24,651,450
	5.250%, 12/01/30 (Pre-refunded to 12/01/10) - FGIC Insured
	Lubbock Health Facilities Development Corporation, Texas, Revenue Bonds, St. Joseph Health System,
	Series 1998:
4,900	5.250%, 7/01/15	7/08 at 101.00	AA-	5,143,383
8,495	5.250%, 7/01/16	7/08 at 101.00	AA-	8,904,884
17,655	Matagorda County Navigation District 1, Texas, Revenue Refunding Bonds, Houston Industries Inc.,	11/08 at 102.00	AAA	18,565,468
	Series 1998B, 5.150%, 11/01/29 - MBIA Insured
7,650	Port of Corpus Christi Authority, Nueces County, Texas, Revenue Refunding Bonds, Union Pacific	5/06 at 101.00	BBB	7,790,225
	Corporation, Series 1992, 5.350%, 11/01/10
2,095	Port of Houston Authority, Harris County, Texas, General Obligation Port Improvement Revenue Bonds,	10/10 at 100.00	AA+	2,303,641
	Series 2000A, 5.750%, 10/01/20
2,000	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series	10/12 at 100.00	AA	2,217,560
	2002A, 5.750%, 10/01/21 - RAAI Insured
11,300	San Antonio, Texas, Electric and Gas System Revenue Refunding Bonds, New Series 1992, 5.000%,	No Opt. Call	AAA	12,304,457
	2/01/17
14,680	San Antonio Independent School District, Bexar County, Texas, General Obligation Bonds, Series	8/09 at 100.00	AAA	16,135,082
	1999, 5.800%, 8/15/29 (Pre-refunded to 8/15/09)
3,750	Spring Branch Independent School District, Harris County, Texas, Limited Tax Schoolhouse and	2/11 at 100.00	AAA	3,985,163
	Refunding Bonds, Series 2001, 5.125%, 2/01/23
5,000	Wichita Falls, Wichita County, Texas, Priority Lien Water and Sewerage System Revenue Bonds, Series	8/11 at 100.00	AAA	5,269,750
	2001, 5.000%, 8/01/22 - AMBAC Insured

	Utah - 1.6% (1.1% of Total Investments)
5,800	Carbon County, Utah, Solid Waste Disposal Revenue Refunding Bonds, Laidlaw/ECDC Project, Guaranteed	8/05 at 102.00	BB-	5,945,580
	by Allied Waste Industries, Series 1995, 7.500%, 2/01/10 (Alternative Minimum Tax)
7,155	Utah Associated Municipal Power Systems, Revenue Bonds, Payson Power Project, Series 2003A,	4/13 at 100.00	AAA	7,569,990
	5.000%, 4/01/25 - FSA Insured

	Virginia - 2.1% (1.4% of Total Investments)
4,000	Norfolk Airport Authority, Virginia, Airport Revenue Refunding Bonds, Series 2001B, 5.125%,	7/11 at 100.00	AAA	4,135,720
	7/01/31 (Alternative Minimum Tax)- FGIC Insured
11,040	Suffolk Redevelopment and Housing Authority, Virginia, FNMA Multifamily Housing Revenue Refunding	No Opt. Call	Aaa	11,706,374
	Bonds, Windsor at Potomac Vista L.P. Project, Series 2001,4.850%, 7/01/31 (Mandatory put 7/01/11)
665	Virginia Housing Development Authority, Rental Housing Bonds, Series 1999F, 5.000%, 5/01/15	5/09 at 101.00	AA+	686,493
	(Alternative Minimum Tax)
	Virginia Resources Authority, Water System Revenue Refunding Bonds, Series 2002:
500	5.000%, 4/01/18	4/12 at 102.00	AA	538,665
500	5.000%, 4/01/19	4/12 at 102.00	AA	537,135

	Washington - 10.9% (7.2% of Total Investments)
4,185	Douglas County Public Utility District 1, Washington, Revenue Bonds, Wells Hydroelectric, Series	9/06 at 106.00	AA	4,683,392
	1986, 8.750%, 9/01/18
2,500	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station -	7/12 at 100.00	AAA	2,807,950
	Nuclear Project 2, Series 2002C, 5.750%, 7/01/17 - MBIA Insured
6,750	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station -	7/12 at 100.00	AAA	7,362,090
	Nuclear Project 2, Series 2002B, 5.350%, 7/01/18 - FSA Insured
6,950	Port of Seattle, Washington, Revenue Bonds, Series 2000B, 5.625%, 2/01/24 (Alternative Minimum	8/10 at 100.00	AAA	7,482,231
	Tax) - MBIA Insured
13,400	Seattle, Washington, Municipal Light and Power Revenue Bonds, Series 2000, 5.400%, 12/01/25	12/10 at 100.00	Aa3	14,159,110
9,440	Tacoma, Washington, Electric System Revenue Refunding Bonds, Series 2001A, 5.750%, 1/01/18 - FSA	1/11 at 101.00	AAA	10,486,990
	Insured
3,450	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	3,820,806
	Series 2002, 6.500%, 6/01/26
18,145	Washington, General Obligation Bonds, Series 2001-02A, 5.000%, 7/01/23 - FSA Insured	7/11 at 100.00	AAA	19,111,403
	Washington, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002C:
7,000	5.000%, 1/01/21 - FSA Insured	1/12 at 100.00	AAA	7,410,270
7,960	5.000%, 1/01/22 - FSA Insured	1/12 at 100.00	AAA	8,399,312
5,500	Washington State Healthcare Facilities Authority, Revenue Bonds, Swedish Health Services, Series	11/08 at 101.00	Aaa	5,906,010
	1998, 5.500%, 11/15/14 - AMBAC Insured

	Wisconsin - 1.4% (0.9% of Total Investments)
195	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	210,062
	Series 2002, 6.125%, 6/01/27
7,545	La Crosse, Wisconsin, Pollution Control Revenue Refunding Bonds, Dairyland Power Cooperative,	12/08 at 102.00	AAA	8,171,160
	Series 1997A, 5.450%, 9/01/14 - AMBAC Insured
535	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 1992A, 6.850%,	1/06 at 100.00	AA	535,963
	11/01/12
3,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc., Series	5/14 at 100.00	BBB+	3,169,020
	2004, 5.750%, 5/01/29

$1,238,815	Total Long-Term Investments (cost $1,179,546,527) - 151.4%			1,277,704,237

	Other Assets Less Liabilities - 2.2%			17,954,713

	Preferred Shares, at Liquidation Value - (53.6)%			(452,000,000)

	Net Assets Applicable to Common Shares - 100%			$843,658,950

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
(a)	The issuer has received a preliminary adverse determination from the Internal Revenue Service (the “IRS”)
regarding the tax-exempt status of the bonds' coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on investment transactions.

At July 31, 2005, the cost of investments was $1,179,389,308.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2005, were as follows:

Gross unrealized:
Appreciation	$99,588,445
Depreciation	(1,273,516)

Net unrealized appreciation of investments	$98,314,929

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Quality Income Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         09/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         09/29/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         09/29/05

* Print the name and title of each signing officer under his or her signature.